Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Securities Component SecurityLoan Branch	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Number of full service branches	24
Loan review target	100.00%
Existing loan review, Aggregate	$ 1,000,000
New loan review, Aggregate	500,000
Number of loans renewed	4
Securities classified as trading securities	0
Federal Home Loan Bank Stock minimum required investment	2,495,000
Impairment loss recognized related to Goodwill	0
Federal fund maturity period	1 day
Number of components of income tax expense	2
Deferred income tax benefit realizable	50.00%
Tax benefit	50.00%
Advertising costs Incurred	2,104,000	1,230,000	1,019,000
Other Comprehensive Income Reclassified From AOCI For Sale of Securities Net of Tax	$ 48,000	$ 160,000	$ 119,000
Mortgage and Commercial Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	90 days
Credit Card Loans and Other Personal Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	180 days
Residential 1-4 Family [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	28.00%	29.00%
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	44.00%	40.00%
Construction Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	16.00%	16.00%